Note 12 - Stockholders' Equity (Details) (USD $)	1 Months Ended	3 Months Ended	12 Months Ended				0 Months Ended	1 Months Ended				1 Months Ended						9 Months Ended		12 Months Ended	1 Months Ended	3 Months Ended		1 Months Ended	3 Months Ended	1 Months Ended		1 Months Ended		2 Months Ended	3 Months Ended	12 Months Ended
	May 22, 2013	Mar. 31, 2014	Dec. 31, 2013	Mar. 04, 2014	Jan. 23, 2014	Mar. 26, 2014 Subsequent Event [Member] Common Stock [Member]	Apr. 03, 2014 Subsequent Event [Member]	Apr. 30, 2014 Subsequent Event [Member]	Mar. 26, 2014 Subsequent Event [Member]	Mar. 04, 2014 Subsequent Event [Member]	May 22, 2013 Warrants and Rights Subject to Mandatory Redemption [Member] Warrant [Member]	May 22, 2013 Warrant Exchange Offer [Member]	Mar. 31, 2014 Criteria [Member]	Dec. 31, 2013 Criteria [Member]	May 22, 2013 Criteria [Member]	Mar. 31, 2014 IPO [Member]	Dec. 31, 2013 IPO [Member]	Dec. 31, 2013 Successor [Member]	Dec. 31, 2012 Predecessor [Member] Preferred Stock [Member]	Dec. 31, 2012 Predecessor [Member]	May 22, 2013 Warrant [Member]	Mar. 31, 2014 Warrant [Member]	Mar. 04, 2014 Warrant [Member]	May 22, 2013 Common Stock [Member]	Mar. 31, 2014 Common Stock [Member]	May 22, 2013 Founders [Member]	Apr. 25, 2013 Founders [Member]	May 22, 2013 Non-founder Directors [Member]	May 22, 2013 Two Independent Directors [Member]	Mar. 04, 2014 MacDermid [Member]	Mar. 31, 2014 MacDermid [Member]	Dec. 31, 2013 MacDermid [Member]	Oct. 31, 2013 MacDermid [Member]
Note 12 - Stockholders' Equity (Details) [Line Items]
Preferred Stock, Shares Issued	2,000,000	2,000,000	2,000,000															2,000,000		316,000						1,999,998	2
Preferred Stock, Value, Issued (in Dollars)		$ 20,000																$ 0								$ 20,000,000	$ 20,000
Share Price (in Dollars per share)					$ 0.01	$ 11.50							$ 11.50	$ 11.50	$ 18.00	$ 10.00	$ 10.00									$ 10.50		$ 10.00	$ 10.50
Preferred Stock, Stock Dividend, Threshold Consecutive Trading Days		10 days	10 days
Preferred Stock, Ordinary Share Market Price Appreciation Dividend Percentage		20.00%	20.00%
Common Stock, Shares, Issued		120,239,236	103,571,941													90,500,000	90,500,000	103,571,941		50,000,000
Convertible Preferred Stock, Shares Issued upon Conversion		1	1
Other Preferred Stock Dividends and Adjustments (in Dollars)																		172,006,000
Stock Issued During Period, Shares, New Issues	88,500,000	14,996,909						1,251,744				13,462,280													3,959	380,952		29,500	190,476
Proceeds from Issuance Initial Public Offering (in Dollars)	885,000,000
Class of Warrant or Right, Outstanding		3,763,812	48,742,662						4,573,602		90,529,500
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Item)										0.01											11.50
Class of Warrant or Right, Exercisable Time Period																					3 years
Class of Warrant or Right, Warrant Redemption Price (in Dollars)							0.01														0.01		0.01
Class of Warrant or Right, Threshold Consecutive Trading Days	10 days
Sale of Stock, Price Per Share (in Dollars per share)												$ 10.50							$ 1,000
Warrants Exchanged Per Common Share												3
Warrants Exchanged for Common Stock								3,755,232				40,386,840
Proceeds from Issuance of Common Stock (in Dollars)		172,463,000										141,354,000						1,019,491,000
Stock Issued During Period, Value, Conversion of Convertible Securities (in Dollars)																								818,257
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Exercised																					1,399,998
Business Acquisition, Equity Interest Issued or Issuable, Value Assigned (in Dollars)																															97,500,000	97,500,000
Annual Amount of Equity of Wholly Owned Subsidiary Eligible to be Exchanged for Common shares of the Company, Percentage																															25.00%	25.00%
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners																															6.76%	6.76%	6.76%
Income (Loss) Attributable to Noncontrolling Interest (in Dollars)																															1,314,000	1,434,000
Common Stock, Par or Stated Value Per Share (in Dollars per share)		$ 0.01	$ 0.01	$ 0.01																$ 1.00
Common Stock, Shares, Outstanding		120,239,236	103,571,941						119,969,706									103,571,941		49,582,936
Preferred Stock, Dividend Rate, Percentage																				9.00%
Dividends, Paid-in-kind (in Dollars)																				209,027,000
Preferred Stock, Shares Outstanding		2,000,000	2,000,000															2,000,000		315,144
Business Acquisition, Percentage of Voting Interests Acquired																														3.00%
Payments to Acquire Businesses, Gross (in Dollars)																														2,600,000
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares																														1,670,386
Common Stock, Shares Issued Upon Conversion				1						1
Series A Preferred Stock Shares Issued Upon Conversion				1						1
Proceeds from Warrant Exercises (in Dollars)								$ 14,395,000
Class of Warrant or Right, Warrants Redeemed							8,580
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period																						44,978,850